Fair Value Measurement - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [abstract]
Trade receivables at fair value	₽ 1,170	₽ 1,115
Gain for fair value adjustments	₽ 609
Loss for fair value adjustments		₽ 420	₽ 815